Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans, including fees	$ 13,650,673	$ 14,496,500
Deposits in banks	988	2,731
Securities	958,586	1,047,834
Federal funds sold	3,666	4,998
Total interest income	14,613,913	15,552,063
Interest expense:
Deposits	5,525,543	7,212,651
Other borrowings	173,972	279,238
Total interest expense	5,699,515	7,491,889
Net interest income	8,914,398	8,060,174
Provision for loan losses	2,746,000	470,000
Net interest income after provision for loan losses	6,168,398	7,590,174
Other income:
Service charges on deposit accounts	1,386,243	1,497,587
Other fees and commissions	94,774	4,277
Gain on sales of available for sale securities	403,712	568,337
Gain (loss) on sales of foreclosed real estate	(36,666)	25,810
Gain on disposal of premises and equipment	10,549
Other operating income	504,130	508,088
Total other income	2,362,742	2,604,099
Other expenses:
Salaries and employee benefits	3,645,725	3,555,493
Occupancy and equipment expenses, net	1,159,225	1,183,194
Other operating expenses	5,321,301	5,418,556
Total other expenses	10,126,251	10,157,243
Income (loss) before income tax benefits	(1,595,111)	37,030
Income tax benefits
Net income (loss)	(1,595,111)	37,030
Preferred stock dividends	(62,156)	(62,155)
Net loss available to common shareholders	$ (1,657,267)	$ (25,125)
Basic losses per common share	$ (0.17)
Diluted losses per common share	$ (0.17)